Net Long-Lived Assets by Geographic Region (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 121	$ 158
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	94	62
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Net long-lived assets	$ 27	$ 96